Effect of COVID-19 Pandemic	6 Months Ended
Jun. 30, 2020
Effect of COVID-19 Pandemic
Effect of COVID-19 Pandemic

3 Effect of COVID-19 Pandemic

The COVID-19 pandemic, which began in December 2019, has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals.

The Company has commenced testing for COVID-19 since the end of March 2020.   Starting from the Mecklenburg-Western Pomerania region of Germany focusing on employees and essential workers in Rostock, the testing for COVID-19 was further expanded to nursing homes as well as to high school students in Germany, and made available to the rest of the world since May 2020. Some of the tests are offered free of charge by the Company, while others are offered in collaboration with the state government, educational institutions and other companies, as well as via the online marketplace.

Revenues are based on a negotiated price per test or on the basis of agreements covering tests to be performed over defined periods.  Given the short turnaround time for the COVID-19 tests, revenues from COVID-tests which are on a price per test basis are considered as recognized at a point in time. Revenues from COVID-19 tests which are on the basis of agreements covering tests to be performed over defined periods are considered as recognized over time. Revenues generated from the testing for COVID-19 for the three and six months ended June 30, 2020 amounted to EUR 2,082k and EUR 2,095k, respectively, and are included in the revenues of the diagnostics segment.  Out of the total revenues from the testing for COVID-19, EUR 2,072k and EUR 2,085k were generated in Europe for the three and six months ended June 30, 2020, of which over 95% in Germany, which is the country of the registered office of the Company.  Total direct costs incurred for the COVID-19 tests in the three and six months ended June 30, 2020 amounted to EUR 1,283k and EUR 1,360k, respectively, of which EUR 424k and EUR 483k, respectively, are related to the tests offered free of charge and are included accordingly in general administrative expenses and research and development expenses, as appropriate.

To support the expansion of test offerings, the Company acquired laboratory facilities and equipment for a total consideration of EUR 1,800k and leased laboratory space in Hamburg, Germany, in April 2020. In July 2020, the Company further leased laboratory space in Frankfurt, Germany.   Total investments in COVID-19 testing as of June 30, 2020 amounted to approximately EUR 2.5 million, of which approximately EUR 1.9 million and EUR 0.6 million, respectively, are included in property plant and equipment and right-of-use assets.